Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2017
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 3 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of:

	June 30,	December 31,
	2017	2016

Prepaid rent (New York office)	$	$1,859

Common Stock issued to investor relations vendor for services to be rendered from July 1, 2017 to December 31, 2017	15,000	-

Total	$15,000	$1,859